                                                                                                                           ASAFSUPP0502
                                                 American Skandia Advisor Funds, Inc.
                                   Supplement dated May 1, 2002 to the Prospectus dated May 1, 2002

                                                    ASAF DeAM Large-Cap Value Fund
                                                    ------------------------------

         Page 94: The  following  paragraph  is added to the section of the  Prospectus  entitled  "Investment  Programs of the Funds -
ASAF DeAM Large-Cap Value Fund" under the heading "Principal Investment Policies and Risks":

         The Fund will have a non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in securities issued by large capitalization  companies.  The 80% investment  requirement applies at the time the Fund invests its assets.

                                                      ASAF T. Rowe Price Tax Managed Fund
                                                      -----------------------------------

         Page 46: The  following  information  in  connection  with the ASAF T. Rowe Price Tax Managed  Fund is added to the section of the Prospectus entitled "Expense Information - Annual Fund Operating Expenses":

ASAF Fund:                       Management                     Other       Total     Annual  Fee     Waivers  Net Annual  Fund
                                 Fees             Distribution  Expenses    Fund   Operating  and     Expense  Operating
                                                 And Service                Expenses          Reimbursement(6) Expenses
                                                 (12b-1)
                                                 Fees(5)
-------------------------------- --------------- -------------- ----------- ----------------- ---------------- -----------------
T. Rowe Price Tax Managed
     Class A                             0.95            0.50        7.49         8.94              (7.14)             1.80
     Class B                             0.95            1.00        7.56         9.51              (7.21)             2.30
     Class C                             0.95            1.00        9.24         11.19             (8.89)             2.30
     Class X                             0.95            1.00        13.52        15.47             (13.17)            2.30

                                                    ASAF Neuberger Berman Mid-Cap Value Fund
                                                    ----------------------------------------

         Page 138: The section of the Prospectus  entitled  "Financial  Highlights" is revised by adding the following figure under the column  entitled  "From Net Realized  Gains" for a Class A share for the period ended  10/31/01 for the ASAF  Neuberger  Berman Mid-Cap
Value Fund:  (0.08).

                                                 ASAF Sanford Bernstein Managed Index 500 Fund
                                                 ---------------------------------------------

         Page 140: The section of the Prospectus  entitled  "Financial  Highlights" is revised by adding the following figure under the column  entitled  "From Net Realized  Gains" for a Class A share for the period ended 10/31/01 for the ASAF Sanford  Bernstein  Managed
Index 500 Fund:  (0.01).

                                                        ASAF DeAM Small-Cap Growth Fund
                                                        -------------------------------

         Page 141: The section of the  Prospectus  entitled  "Financial  Highlights" is revised by deleting the figures 54.54 and 54.55 under the column entitled "Net Asset Value End of Period" for a Class B share and a Class C share,  respectively,  for the period ended
10/31/01 for the ASAF DeAM Small-Cap Growth Fund and replacing each with the following respective figures: 4.54 and 4.55.

         Page 141: The section of the  Prospectus  entitled  "Financial  Highlights"  is revised by deleting the figure  (43.45%) under the column  entitled  "Total  Return" for a Class X share for the period  ended  10/31/01 for the ASAF DeAM  Small-Cap  Growth Fund and
replacing it with the following figure: (43.48%).

         Page 141: The section of the Prospectus  entitled  "Financial  Highlights" is revised by deleting the figure (1.28%) under the column  entitled  "Ratio of Net  Investment  Income (Loss) to Average Net Assets" for a Class A share for the period ended 10/31/01 for the ASAF DeAM Small-Cap Growth Fund and replacing it with the following figure: (1.24%).